Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge - By maturities and currencies (Details) - Dec. 31, 2017 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	NOK (kr)	JPY (¥)	HKD ($)	GBP (£)	USD ($)	EUR (€)
Not later than one year [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						€ 50
Later than one year and not later than two years [member] | Japan, Yen | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥		¥ 7,500
Later than one year and not later than two years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 3,250
Later than two years and not later than three years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £				£ 238
Later than two years and not later than three years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					70
Later than three years and not later than four years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £				517
Later than three years and not later than four years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					1,000
Later than three years and not later than four years [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						255
Later than four years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £				£ 1,137
Later than four years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 1,110
Later than four years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	kr 500
Later than four years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 4,200
Later than four years [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						€ 100